Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Details) $ in Millions	Dec. 31, 2024 USD ($)
Commercial
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 462
Commercial | Less Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	441
Commercial | Greater Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	21
Standby
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	10,522
Standby | Less Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	7,105
Standby | Greater Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 3,417